Geographic areas and major customers (Schedule of Locations of Company's Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 4,121	$ 3,915
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	20	16
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	225	76
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 3,876	$ 3,823